Average Annual Total Returns - Arrow Reserve Capital Management ETF		12 Months Ended	60 Months Ended	105 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [2]
FTSE Treasury Bill 6 Month USD Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.48%	3.34%	2.57%
Arrow Reserve Capital Management ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		4.15%	2.87%	2.31%
Performance Inception Date		Mar. 30, 2017
Arrow Reserve Capital Management ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.40%	1.69%	1.36%
Arrow Reserve Capital Management ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.43%	1.69%	1.36%

[1]	The FTSE Treasury Bill 6 Month USD Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of six months. The index reflects no deduction for fees, expenses or taxes. Investors cannot invest directly in an index.
[2]	Commencement of trading was March 30, 2017.